Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,909,765
Previously Paid Amount	0
Total Fee Amount	3,854.34
Total Offset Amount	0
Net Fee	$ 3,854.34
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A